RELATED PARTIES - Transactions (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Income
Interest income		$ 5,648.6	$ 18,356,636	$ 18,741,833	[2]	$ 17,546,970	[2]
Fee income and commissions		1,678.1	5,453,382	5,202,125	[2]	4,879,187	[2]
Other income	[2]	418.1	1,358,681	1,151,745		1,676,106
Expenses
Expenses from commissions and fees		(188.9)	(613,763)	(623,114)	[2]	(619,528)	[2]
Other expenses		$ (2,883.6)	(9,371,033)	(9,003,091)	[2]	(8,567,309)	[2]
Individuals with Control Over Entity [Member]
Income
Interest income			216	164		28
Fee income and commissions			5	5		4
Other income			4	4		440
Expenses
Finance costs			(216)	(243)		(84)
Expenses from commissions and fees			(4)	(4)		(333)
Other expenses			(16)			(11)
Entities controlled by individuals [Member]
Income
Interest income			131,368	123,671		64,299
Fee income and commissions			65,615	57,180		33,659
Leases			315	301		290
Other income			4,252	6,391		2,957
Expenses
Finance costs			(17,322)	(30,431)		(19,064)
Expenses from commissions and fees			(1,796)	(3,276)		(2,674)
Operating expenses			(4,013)	(1,892)		(2,060)
Other expenses			(27,034)	(34,400)		(15,159)
Key management personnel of entity or parent [member]
Income
Interest income			907	757		321
Fee income and commissions			58	48		28
Other income			243	59
Expenses
Finance costs			(740)	(1,197)		(656)
Expenses from commissions and fees			(1,549)	(1,510)		(931)
Operating expenses			(25,808)	(9,706)		(5,588)
Other expenses			(496)	(1,635)		(1,390)
Associates [member]
Income
Interest income			101,539	155,690		81,646
Fee income and commissions			6,664	26,249		12,717
Leases			45	321		66
Other income			241,797	236,871		171,405
Expenses
Finance costs			(735)	(129,335)		(88,800)
Expenses from commissions and fees			(14,741)	(24,039)		(15,451)
Operating expenses			(53)	(3,572)		(75)
Other expenses			(30,250)	(32,691)		(193,762)
Entities with joint control or significant influence over entity [member]
Income
Interest income			4,789	543		789
Fee income and commissions			5
Leases						30
Other income						9,915
Expenses
Finance costs			(22)	(6)
Expenses from commissions and fees			$ (5)	(1)		(143)
Operating expenses				$ (113)		(1)
Other expenses						$ (811)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.